GLOBAL X FUNDS
(THE “TRUST”)

Global X Conscious Companies ETF (KRMA)

SUPPLEMENT DATED MAY 22, 2026
TO THE SUMMARY PROSPECTUS, STATUTORY PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION (“SAI”) DATED APRIL 1, 2026 FOR THE ABOVE SERIES OF THE TRUST (THE “FUND”), AS AMENDED AND SUPPLEMENTED FROM TIME TO TIME

Important Notice Regarding Change in Investment Policy and Name

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Fund’s Summary Prospectus, Statutory Prospectus and/or SAI, as applicable.

At a meeting held on May 21, 2026, the Board of Trustees of the Fund approved certain changes to the Fund’s name, ticker, underlying index, investment objective, 80% investment policy, and principal investment strategy. On or around the close of business on July 21, 2026, the following changes will occur, subject to further updates:

1. The Fund’s name and ticker will be replaced with the new name and ticker as set forth in the table below.

Current Fund Name	Current Ticker	New Fund Name	New Ticker
Global X Conscious Companies ETF	KRMA	Global X Morningstar Capital Allocation Leaders ETF	CPTL

2. The fee table and expense example in the section of the Fund's Summary Prospectus and Statutory Prospectus titled "FEES AND EXPENSES" is hereby deleted in its entirety and replaced with the following:

Management Fees:[1]	0.35%
Distribution and Service (12b-1) Fees:	None
Other Expenses:	0.00%
Total Annual Fund Operating Expenses:	0.35%
1 Management fees have been restated to reflect current fees.

Example: The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling Shares of the Fund in the secondary market. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

One Year	Three Years	Five Years	Ten Years
$36	$113	$197	$443

3. Morningstar, Inc. (the “Index Provider”) will become the Index Provider of the new underlying index (the “Underlying Index”) for the Fund. The Underlying Index has been changed from the Concinnity Conscious Companies Index to the Morningstar® US Capital Allocation Leaders Index. All references to the Concinnity Conscious Companies Index are hereby deleted and replaced with the Morningstar® US Capital Allocation Leaders Index.

4. The section of the Fund’s Summary Prospectus and Statutory Prospectus titled “INVESTMENT OBJECTIVE” is hereby deleted in its entirety and replaced with the following:

The Global X Morningstar Capital Allocation Leaders ETF (the "Fund") seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Morningstar® US Capital Allocation Leaders Index (the "Underlying Index").

5. The section of the Fund’s Summary Prospectus and Statutory Prospectus titled “PRINCIPAL INVESTMENT STRATEGIES” is hereby deleted in its entirety and replaced with the following:

The Fund invests at least 80% of its total assets in the securities of the Morningstar® US Capital Allocation Leaders Index (the “Underlying Index”). The Fund’s 80% investment policy is non-fundamental and may be changed upon 60 days’ prior written notice to shareholders before it can be changed. The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).

The Underlying Index is designed to provide exposure to companies that Morningstar, Inc. (the “Index Provider”) determines exhibit strong capital allocation practices (“Capital Allocation Leaders”), as measured by the Index Provider’s proprietary Capital Allocation Rating framework. The Capital Allocation Rating represents the Index Provider’s assessment of the quality of a company’s capital allocation, or how well its leadership team uses cash, based on a forward-looking evaluation of management’s capital allocation decisions.

To be eligible for inclusion in the Underlying Index, companies must be constituents of the Morningstar US Target Market Exposure Index, which measures the performance of large- and mid-capitalization companies and represents approximately the top 85% of the U.S.-listed equity market by float-adjusted market capitalization, and must have an assigned Capital Allocation Rating.

From the eligible universe, the Index Provider evaluates whether a company is a Capital Allocation Leader by assessing capital allocation decisions across three key pillars: balance sheet strength, investment efficacy, and shareholder distributions. The Index Provider considers the following when assessing the capital allocation decision-making of a company across the three key pillars:

·    Balance Sheet Strength: net debt-to-EBITDA, total debt, debt-to-equity ratio, free cash flow, interest coverage ratio, and revenue and earnings cyclicality;
·    Investment Efficacy: research and development spend, sales and marketing spend, return on invested capital, return on new invested capital, return on equity, weighted average cost of capital, gross margin, and operating margin; and
·    Shareholder Distributions: dividend yield, dividend payout ratio, buyback yield percent.

Based on the Index Provider’s assessment of a company’s decision-making across the above pillars, a company will be rated one of three possible ratings: Exemplary, Standard, or Poor. Companies with an “Exemplary” rating under the Morningstar Capital Allocation Rating framework are included in the Underlying Index as Capital Allocation Leaders.

The Underlying Index is weighted based on float-adjusted market capitalization. At each reconstitution and rebalance, a capping methodology is applied such that no individual company weight exceeds 4.75%, and the aggregate weight of companies exceeding 4.5% is capped at 23%.

The Underlying Index is reconstituted semi-annually on the third Friday of June and December, and rebalanced quarterly on the third Friday of March, June, September, and December. The Fund’s investment objective and Underlying Index may be changed without shareholder approval.

The Underlying Index is sponsored by the Index Provider, which is an organization that is independent of, and unaffiliated with, the Fund and Global X Management Company LLC, the investment adviser for the Fund ("Adviser"). The Index Provider determines the relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.

The Adviser uses an indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to outperform the Underlying Index and does not seek temporary defensive positions when markets decline or appear overvalued.

The Fund generally will use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of the Underlying Index in approximately the same proportions as in the Underlying Index. However, the Fund may utilize a representative sampling strategy with respect to the Underlying Index when a replication strategy might be detrimental or disadvantageous to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to replicate the Underlying Index, in instances in which a security in the Underlying Index becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to the Fund but not the Underlying Index.

The Adviser expects that, over time, the correlation between the Fund's performance and that of the Underlying Index, before fees and expenses, will exceed 95%. A correlation percentage of 100% would indicate perfect correlation. If the Fund uses a replication strategy, it can be expected to have greater correlation to the Underlying Index than if it uses a representative sampling strategy.

The Fund concentrates its investments (i.e., holds 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. As of April 30, 2026, the Underlying Index had significant exposure to the Information Technology sector.

6. The sections of the Statutory Prospectus and SAI relating to the Fund titled “INFORMATION REGARDING THE INDEX AND THE INDEX PROVIDER” are hereby deleted and replaced with the following:

Morningstar® US Capital Allocation Leaders Index

The Morningstar® US Capital Allocation Leaders Index (the “Underlying Index”) is designed to provide exposure to companies that Morningstar, Inc. (the “Index Provider”) determines exhibit strong capital allocation practices (“Capital Allocation Leaders”), as measured by the Index Provider’s proprietary Capital Allocation Rating framework. The Capital Allocation Rating represents the Index Provider’s assessment of the quality of a company’s capital allocation, or how well its leadership team uses cash, based on a forward-looking evaluation of management’s capital allocation decisions.

To be eligible for inclusion in the Underlying Index, companies must be constituents of the Morningstar US Target Market Exposure Index, which measures the performance of large- and mid-capitalization companies and represents approximately the top 85% of the U.S.-listed equity market by float-adjusted market capitalization, and must have an assigned Capital Allocation Rating.

From the eligible universe, the Index Provider evaluates whether a company is a Capital Allocation Leader by assessing capital allocation decisions across three key pillars: balance sheet strength, investment efficacy, and shareholder distributions. The Index Provider considers the following when assessing the capital allocation decision-making of a company across the three key pillars:

·    Balance Sheet Strength: net debt-to-EBITDA, total debt, debt-to-equity ratio, free cash flow, interest coverage ratio, and revenue and earnings cyclicality;
·    Investment Efficacy: research and development spend, sales and marketing spend, return on invested capital, return on new invested capital, return on equity, weighted average cost of capital, gross margin, and operating margin; and
·    Shareholder Distributions: dividend yield, dividend payout ratio, buyback yield percent.

Based on the Index Provider’s assessment of a company’s decision-making across the above pillars, a company will be rated one of three possible ratings: Exemplary, Standard, or Poor. Companies with an “Exemplary” rating under the Morningstar Capital Allocation Rating framework are included in the Underlying Index as Capital Allocation Leaders.

The Underlying Index is weighted based on float-adjusted market capitalization. At each reconstitution and rebalance, a capping methodology is applied such that no individual company weight exceeds 4.75%, and the aggregate weight of companies exceeding 4.5% is capped at 23%.

The Underlying Index is reconstituted semi-annually on the third Friday of June and December, and rebalanced quarterly on the third Friday of March, June, September, and December.

Disclaimer

The Morningstar® US Capital Allocation Leaders Index is not sponsored, endorsed, sold or promoted by Morningstar, Inc. (“Morningstar”), any of its affiliates or subsidiaries, any of its direct or indirect information providers or any other third party involved in, or related to, compiling, disseminating, computing or creating any Morningstar Index (collectively, “Morningstar Parties”). The Morningstar Indexes are the exclusive property of Morningstar. Morningstar and the Morningstar Index names are service marks or trademarks of Morningstar and have been licensed for certain purposes by Global X Management Company LLC. None of the Morningstar Parties make any representation or warranty, express or implied, to the owners of the Morningstar® US Capital Allocation Leaders Index or any member of the public regarding the advisability of investing in Morningstar® US Capital Allocation Leaders Index or the ability of any Morningstar Index to track corresponding market performance. Morningstar is the licensor of the Morningstar Indexes which are determined, composed and calculated by Morningstar without regard to Global X Management Company LLC or the Morningstar® US Capital Allocation Leaders Index. None of the Morningstar Parties has any obligation to take the needs of Morningstar® US Capital Allocation Leaders Index or the owners of Morningstar® US Capital Allocation Leaders Index into consideration in determining, composing or calculating the Morningstar Indexes. None of the Morningstar Parties are responsible for or has participated in the determination of the prices and amount of the Morningstar® US Capital Allocation Leaders Index or the timing of the issuance or sale of the Morningstar® US Capital Allocation Leaders Index or in the determination or calculation of the equation by which the Morningstar® US Capital Allocation Leaders Index is converted into cash. None of the Morningstar Parties have any obligation or liability in connection with the administration, marketing or trading of the Morningstar® US Capital Allocation Leaders Index.

THE MORNINGSTAR PARTIES EXPRESSLY DISCLAIMS ANY WARRANTY AROUND THE ACCURACY, COMPLETENESS AND/OR TIMELINESS OF THE MORNINGSTAR INDEXES OR ANY DATA INCLUDED THEREIN AND SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. THE MORNINGSTAR PARTIES MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY GLOBAL X MANAGEMENT COMPANY LLC, OWNERS OR USERS OF THE MORNINGSTAR® US

CAPITAL ALLOCATION LEADERS INDEX, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE MORNINGSTAR INDEXES OR ANY DATA INCLUDED THEREIN. THE MORNINGSTAR PARTIES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE MORNINGSTAR INDEXES OR ANY DATA INCLUDED THEREIN AND WITH RESPECT TO THE CALCULATION AND DISSEMINATION OF THE INDEXES. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE MORNINGSTAR PARTIES HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

7. The sections of the Fund’s Summary Prospectus and Statutory Prospectus respectively titled “SUMMARY OF PRINCIPAL RISKS” and “A FURTHER DISCUSSION OF PRINCIPAL RISKS” are hereby revised as follows:

The disclosure titled “Associated Risks Related to Investing in Conscious Companies” in the section of the Fund’s Summary Prospectus and Statutory Prospectus titled “SUMMARY OF PRINCIPAL RISKS” is hereby deleted in its entirety and replaced with the following:

Associated Risks Related to Investing in Capital Allocation Leaders: The Fund invests in companies that meet the Underlying Index’s investment criteria by assessing their capital allocation practices and overall quality as determined by the Index Provider. The Fund may not be able to take advantage of certain investment opportunities due to these criteria, which may adversely affect investment performance and cause the Fund to underperform other funds that invest in companies not selected under these criteria. Additionally, there can be no guarantee that the companies identified by the Index Provider through the Morningstar Capital Allocation Rating system will be properly assessed as Capital Allocation Leaders or will maintain strong capital allocation characteristics over time. Companies identified as Capital Allocation Leaders may lose an Exemplary Rating due to factors such as changes in management decisions, competitive pressures, regulatory developments, economic and political conditions, or technological advancements.

The following replaces the risk disclosure titled “Associated Risks Related to Investing in Conscious Companies” in the section of the Fund’s Statutory Prospectus titled “A FURTHER DISCUSSION OF PRINCIPAL RISKS”:

Associated Risks Related to Investing in Capital Allocation Leaders

The Fund invests in companies that meet the Underlying Index’s investment criteria by assessing their capital allocation practices and overall quality as determined by the Index Provider. The Fund may not be able to take advantage of certain investment opportunities due to these criteria, which may adversely affect investment performance and cause the Fund to underperform other funds that invest in companies not selected under these criteria. Additionally, there can be no guarantee that the companies identified by the Index Provider through the Morningstar Capital Allocation Rating system will be properly assessed as Capital Allocation Leaders or will maintain strong capital allocation characteristics over time. Companies identified as Capital Allocation Leaders may lose an Exemplary Rating due to factors such as changes in management decisions, competitive pressures, regulatory developments, economic and political conditions, or technological advancements.

8. The “Model Portfolio Risk” disclosure in each of the sections of the Fund’s Summary Prospectus and Statutory Prospectus respectively titled “SUMMARY OF PRINCIPAL RISKS” and “A FURTHER DISCUSSION OF PRINCIPAL RISKS” is hereby deleted in its entirety.

9. The Environmental, Social & Governance voting policy addendum of the Fund’s proxy voting policy has been repealed. The reference to the Fund in the second paragraph of the section of the Fund’s SAI titled “PROXY VOTING” is hereby deleted.

10. The section of the Fund's Statutory Prospectus titled “FUND MANAGEMENT - Investment Adviser” is hereby revised with respect to the Fund only as shown below:
Each Fund pays the Adviser a fee (“Management Fee”) in return for providing investment advisory, supervisory and administrative services under an all-in fee structure. For the fiscal year ended November 30, 2025, the Funds paid a monthly Management Fee to the Adviser at the following annual rates (stated as a percentage of the average daily net assets of each Fund taken separately):

Fund	Management Fee
Global X Morningstar Capital Allocation Leaders ETF (formerly known as the Global X Conscious Companies ETF)	0.43%****
**** The Board of Trustees of the Trust voted to approve a lower Management Fee for the Global X Morningstar Capital Allocation Leaders ETF of 0.35% effective on or around July 21, 2026. Prior to that, the Fund was subject to a Management Fee of 0.43%.
11. The section of the Fund's SAI titled “MANAGEMENT OF THE TRUST - INVESTMENT ADVISER” is hereby revised with respect to the Fund only as shown below:
Each Fund pays the Adviser a fee ("Management Fee") for the advisory, supervisory, administrative and other services it requires under an all-in fee structure. Each Fund pays (or will pay, for Funds that have not yet commenced operations) a monthly Management Fee to the Adviser at the annual rates set forth in the table below (stated as a percentage of each Fund's respective average daily net assets).

Fund	Management Fee
Global X Morningstar Capital Allocation Leaders ETF (formerly known as the Global X Conscious Companies ETF)	0.35%
The Board of Trustees of the Trust voted to approve a lower Management Fee for the Global X Morningstar Capital Allocation Leaders ETF of 0.35% effective on or around July 21, 2026. Prior to that, the Fund was subject to a Management Fee of 0.43%.

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